Accumulated Other Comprehensive Income	12 Months Ended
Sep. 27, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income are as follows:

(Dollars in Millions)	Currency Translation	Unrecognized (Loss) Gain on Benefit Plans	Unrecognized (Loss) Gain on Derivatives	Accumulated Other Comprehensive Income
Balance at September 24, 2010	$590	$(184)	$(56)	$350
Pre-tax change before reclass to earnings	19	34	(2)	51
Amounts reclassified to earnings	1	(21)	9	(11)
Income tax benefit	—	8	—	8
Balance at September 30, 2011	610	(163)	(49)	398
Pre-tax change before reclass to earnings	(93)	(44)	(6)	(143)
Amounts reclassified to earnings	—	14	10	24
Income tax benefit	—	6	—	6
Balance at September 28, 2012	517	(187)	(45)	285
Pre-tax change before reclass to earnings	(47)	6	(3)	(44)
Amounts reclassified to earnings	2	18	9	29
Income tax expense	—	(10)	(3)	(13)
Transfer to Mallinckrodt	(51)	79	7	35
Balance at September 27, 2013	$421	$(94)	$(35)	$292